Secured Note Payable to Related Party (Tables)	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Schedule of Secured Notes Payable to Related Party

Secured note payable to related party consists of the following as of June 30, 2018 and December 31, 2017:

	June 30, 2018	December 31, 2017

YA II PN, Ltd.	$1,500,000	$-
Less debt discount	(1,247,032)	-
Secured note payable, net	$252,968	$-